Schedule of transactions with non-controlling interest (Details) (Parenthetical) - SGD ($)	Apr. 30, 2023	Apr. 05, 2023
IfrsStatementLineItems [Line Items]
Equity interest percentage	60.00%
BNL Engineering Private Limited [member]
IfrsStatementLineItems [Line Items]
Equity interest percentage	60.00%	60.00%
Equity interest non-controlling interest	$ 150,000